SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	$ 8,570,748
Ending balance	3,562,021	$ 8,570,748
Freehold Land [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	1,546,665
Ending balance	1,546,665	1,546,665
Properties [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	2,815,220
Ending balance	237,447	2,815,220
Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	9,456
Ending balance	3,076	9,456
Construction in progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	53,800
Ending balance		53,800
Machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	3,123,113
Ending balance	1,011,149	3,123,113
Furnitures and Fittings [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	26,463
Ending balance	22,784	26,463
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	980,919
Ending balance	729,495	980,919
Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	15,112
Ending balance	11,405	15,112
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	10,713,907	9,603,489
Charge for the year	116,404	1,202,289
Transfer
Eliminated upon disposals	(90,237)	(79,870)
Exchange difference	7,203	(12,001)
Ending balance	10,747,277	10,713,907
Gross carrying amount [member] | Freehold Land [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	1,546,665	1,546,665
Charge for the year
Transfer
Eliminated upon disposals
Exchange difference
Ending balance	1,546,665	1,546,665
Gross carrying amount [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	3,177,965	1,837,409
Charge for the year	36,109
Transfer	118,216	1,340,556
Eliminated upon disposals
Exchange difference
Ending balance	3,332,290	3,177,965
Gross carrying amount [member] | Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	24,633	26,908
Charge for the year
Transfer
Eliminated upon disposals
Exchange difference	(410)	(2,275)
Ending balance	24,223	24,633
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	53,800	1,314,140
Charge for the year	64,416	80,216
Transfer	(118,216)	(1,340,556)
Eliminated upon disposals
Exchange difference
Ending balance		53,800
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	4,507,365	4,021,535
Charge for the year	10,574	92,586
Transfer		394,626
Eliminated upon disposals	(1,401)	(1,300)
Exchange difference	107	(82)
Ending balance	4,516,645	4,507,365
Gross carrying amount [member] | Furnitures and Fittings [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	42,045	68,393
Charge for the year	1,392	2,475
Transfer		(26,966)
Eliminated upon disposals
Exchange difference		(1,857)
Ending balance	43,437	42,045
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	1,302,596	764,190
Charge for the year		1,017,530
Transfer		(394,626)
Eliminated upon disposals	(88,652)	(76,922)
Exchange difference	6,913	(7,576)
Ending balance	1,220,857	1,302,596
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	58,838	24,249
Charge for the year	3,913	9,482
Transfer		26,966
Eliminated upon disposals	(184)	(1,648)
Exchange difference	593	(211)
Ending balance	63,160	58,838
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(2,143,159)	(1,492,734)
Charge for the year	(863,287)	(707,747)
Transfer
Eliminated upon disposals	71,364	50,108
Exchange difference	(5,486)	7,214
Ending balance	(2,940,568)	(2,143,159)
Accumulated depreciation and amortisation [member] | Freehold Land [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Transfer
Eliminated upon disposals
Exchange difference
Ending balance
Accumulated depreciation and amortisation [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(362,745)	(266,484)
Charge for the year	(156,404)	(96,261)
Transfer
Eliminated upon disposals
Exchange difference
Ending balance	(519,149)	(362,745)
Accumulated depreciation and amortisation [member] | Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(15,177)	(9,666)
Charge for the year	(6,206)	(6,522)
Transfer
Eliminated upon disposals
Exchange difference	236	1,011
Ending balance	(21,147)	(15,177)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Transfer
Eliminated upon disposals
Exchange difference
Ending balance
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(1,384,252)	(830,772)
Charge for the year	(450,707)	(553,706)
Transfer
Eliminated upon disposals	756	162
Exchange difference	(2,299)	64
Ending balance	(1,836,502)	(1,384,252)
Accumulated depreciation and amortisation [member] | Furnitures and Fittings [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(15,582)	(29,346)
Charge for the year	(5,071)	(5,100)
Transfer		17,619
Eliminated upon disposals
Exchange difference		1,245
Ending balance	(20,653)	(15,582)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(321,677)	(337,940)
Charge for the year	(237,309)	(36,838)
Transfer
Eliminated upon disposals	70,608	48,309
Exchange difference	(2,984)	4,792
Ending balance	(491,362)	(321,677)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023	(43,726)	(18,526)
Charge for the year	(7,590)	(9,320)
Transfer		(17,619)
Eliminated upon disposals		1,637
Exchange difference	(439)	102
Ending balance	(51,755)	(43,726)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year	(4,244,688)
Ending balance	(4,244,688)
Accumulated impairment [member] | Freehold Land [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Ending balance
Accumulated impairment [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year	(2,575,694)
Ending balance	(2,575,694)
Accumulated impairment [member] | Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Ending balance
Accumulated impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Ending balance
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year	(1,668,994)
Ending balance	(1,668,994)
Accumulated impairment [member] | Furnitures and Fittings [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Ending balance
Accumulated impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Ending balance
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2022 and January 1, 2023
Charge for the year
Ending balance